TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Disclosure of tax receivables and payables [text block]
	2018 £m	2017 £m	2016 £m
UK corporation tax:
Current tax on profit for the year	(1,182)	(1,103)	(460)
Adjustments in respect of prior years	(10)	119	155
	(1,192)	(984)	(305)
Foreign tax:
Current tax on profit for the year	(24)	(40)	(20)
Adjustments in respect of prior years	–	11	2
	(24)	(29)	(18)
Current tax expense	(1,216)	(1,013)	(323)

Deferred tax (note 31):
Current year	(234)	(511)	(617)
Adjustments in respect of prior years	(1)	(78)	(7)
	(235)	(589)	(624)
Tax expense	(1,451)	(1,602)	(947)

Disclosure of reconciliation of charge resulting from applying UK corporation tax rate	An explanation of the relationship between tax expense and accounting profit is set out below:

	2018 £m	2017 £m	2016 £m
Profit before tax from continuing operations	4,280	5,035	1,977
UK corporation tax thereon	(813)	(969)	(395)
Impact of surcharge on banking profits	(410)	(452)	(266)
Remeasurement of deferred tax due to rate changes	18	(21)	(241)
Non-deductible costs: conduct charges	(189)	(287)	(289)
Other non-deductible costs	(74)	(50)	(144)
Non-taxable income	25	28	147
Tax-exempt gains on disposals	11	109	18
(Derecognition) recognition of losses that arose in prior years	(9)	–	62
Differences in overseas tax rates	1	(11)	11
Adjustments in respect of prior years	(11)	52	150
Tax effect of share of results of joint ventures	–	(1)	(1)
Other items	–	–	1
Tax expense on profit from continuing operations	(1,451)	(1,602)	(947)